Long-term interest bearing debt and interest expenses (Details) In Millions, except Share data, unless otherwise specified			12 Months Ended		12 Months Ended				1 Months Ended			12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended			12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended				12 Months Ended		12 Months Ended					12 Months Ended		12 Months Ended				12 Months Ended						12 Months Ended			12 Months Ended					12 Months Ended					12 Months Ended				12 Months Ended			12 Months Ended		12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2012 Credit facility, $1,500 facility [Member] USD ($)	Dec. 31, 2011 Credit facility, $1,500 facility [Member] USD ($)	Dec. 31, 2012 Credit facility, $800 facility [Member] USD ($) Tranches	Dec. 31, 2011 Credit facility, $800 facility [Member] USD ($)	Dec. 31, 2012 Credit facility, $800 facility [Member] Minimum [Member]	Dec. 31, 2012 Credit facility, $800 facility [Member] Maximum [Member]	Jul. 31, 2012 Credit facility, $585 facility [Member] USD ($)	Dec. 31, 2012 Credit facility, $585 facility [Member] USD ($)	Dec. 31, 2011 Credit facility, $585 facility [Member] USD ($)	Dec. 31, 2012 Credit facility, $100 facility [Member] USD ($) Lender	Dec. 31, 2011 Credit facility, $100 facility [Member] USD ($)	Dec. 31, 2012 Credit facility, $700 facility [Member] USD ($) Rig	Dec. 31, 2011 Credit facility, $700 facility [Member] USD ($)	Dec. 31, 2012 Credit facility, $1,200 facility [Member] USD ($) Rig	Dec. 31, 2011 Credit facility, $1,200 facility [Member] USD ($)	Dec. 31, 2012 Credit facility, $900 facility [Member] USD ($) Rig	Jul. 31, 2012 Credit facility, $900 facility [Member] USD ($)	Dec. 31, 2011 Credit facility, $900 facility [Member] USD ($)	Dec. 31, 2012 Credit facility, $440 facility [Member] USD ($) Rig	Dec. 31, 2011 Credit facility, $440 facility [Member] USD ($)	Dec. 31, 2012 Credit facility, $1,121 Lloyd's facility [Member] USD ($) Rig	Dec. 31, 2011 Credit facility, $1,121 Lloyd's facility [Member] USD ($)	Dec. 31, 2012 Credit facility, $2,000 facility (North Atlantic) [Member] USD ($) Rig	Dec. 31, 2011 Credit facility, $2,000 facility (North Atlantic) [Member] USD ($)	Dec. 31, 2012 Credit facility, $170 facility [Member] USD ($)	Dec. 31, 2011 Credit facility, $170 facility [Member] USD ($)	Dec. 31, 2012 Credit facility, $170 facility [Member] Minimum [Member]	Dec. 31, 2012 Credit facility, $170 facility [Member] Maximum [Member]	Dec. 31, 2012 Credit facility, $550 facility [Member] USD ($)	Dec. 31, 2011 Credit facility, $550 facility [Member] USD ($)	Dec. 31, 2012 Credit facility, $400 facility [Member] USD ($)	Dec. 31, 2011 Credit facility, $400 facility [Member] USD ($)	Dec. 31, 2012 Credit facility, $300 facility [Member] USD ($)	Dec. 31, 2012 Total Bank Loans and other [Member] USD ($)	Dec. 31, 2011 Total Bank Loans and other [Member] USD ($)	Dec. 31, 2012 Ship Finance International Loans, $700 facility [Member] USD ($)	Dec. 31, 2011 Ship Finance International Loans, $700 facility [Member] USD ($)	Dec. 31, 2012 Ship Finance International Loans, $1,400 facility [Member] USD ($) Rig	Dec. 31, 2011 Ship Finance International Loans, $1,400 facility [Member] USD ($)	Dec. 31, 2012 Total Ship Finance Facilities [Member] USD ($)	Dec. 31, 2011 Total Ship Finance Facilities [Member] USD ($)	Dec. 31, 2012 Bonds [Member] USD ($)	Dec. 31, 2011 Bonds [Member] USD ($)	Dec. 31, 2012 Convertible bonds [Member] USD ($)	Dec. 31, 2011 Convertible bonds [Member] USD ($)	Dec. 31, 2012 Total Bonds [Member] USD ($)	Dec. 31, 2011 Total Bonds [Member] USD ($)	Dec. 31, 2012 Other credit facilities with corresponding restricted cash deposit [Member] USD ($) Creaditfacilities	Dec. 31, 2012 Other credit facilities with corresponding restricted cash deposit [Member] NOK Creaditfacilities	Dec. 31, 2011 Other credit facilities with corresponding restricted cash deposit [Member] USD ($)	Dec. 31, 2012 Floating interest rate bonds [Member] USD ($)	Dec. 31, 2012 Floating interest rate bonds [Member] NOK	Dec. 31, 2012 $350 million fixed interest rate bond [Member] USD ($)	May 31, 2012 $350 million fixed interest rate bond [Member] USD ($)	Dec. 31, 2011 $350 million fixed interest rate bond [Member] USD ($)	Dec. 31, 2012 $1,000 million fixed interest bond [Member] USD ($)	Dec. 31, 2012 Convertible bonds due 2017 [Member] USD ($) Banking	Dec. 31, 2012 CIRR term loan, NOK850 [Member] USD ($)	Dec. 31, 2012 CIRR term loan, NOK850 [Member] NOK	Dec. 31, 2011 CIRR term loan, NOK850 [Member] USD ($)	Dec. 31, 2012 CIRR term loan, NOK904 [Member] USD ($)	Dec. 31, 2012 CIRR term loan, NOK904 [Member] NOK	Dec. 31, 2011 CIRR term loan, NOK904 [Member] USD ($)	Dec. 31, 2011 CIRR term loan, NOK904 [Member] NOK	Dec. 31, 2012 CIRR term loan, NOK1,011 [Member] USD ($)	Dec. 31, 2012 CIRR term loan, NOK1,011 [Member] NOK	Dec. 31, 2011 CIRR term loan, NOK1,011 [Member] USD ($)	Dec. 31, 2012 Bank Loans [Member] USD ($)	Dec. 31, 2012 Secured Term Loan I $375 [Member] USD ($)	Dec. 31, 2012 Revolving Credit Facility $375 [Member] USD ($)	Dec. 31, 2012 Secured Term Loan II $150 [Member] USD ($)	Dec. 31, 2012 NOK500 fixed interest bond [Member] NOK	Dec. 31, 2011 NOK500 fixed interest bond [Member] NOK	Sep. 30, 2005 NOK500 fixed interest bond [Member] NOK
Debt Instrument [Line Items]
Total interest bearing debt	$ 10,761	$ 9,993	$ 882	$ 1,059	$ 227	$ 272				$ 0	$ 337	$ 69	$ 74	$ 560	$ 630	$ 867	$ 1,000	$ 731		$ 0	$ 101	$ 0	$ 1,019	$ 985	$ 1,750	$ 1,917	$ 83	$ 92			$ 495	$ 550	$ 360	$ 400		$ 7,144	$ 7,316	$ 397	$ 470	$ 822	$ 939	$ 1,219	$ 1,409	$ 1,567	$ 425	$ 561	$ 545	$ 2,128	$ 970	$ 270	1,499	$ 298			$ 342		$ 350			$ 72	400	$ 83	$ 77		$ 89	425	$ 121	674	$ 126					0	75
Less: current portion	(2,066)	(1,419)
Long-term portion of interest bearing debt	8,695	8,574
Debt, face amount			1,500		800							100		700		1,200		900	585		440		1,121		2,000		170				550		400		300			700		1,400													225	1,250	350			1,000	650		850			904			1,011				375	375	150			500
Assets pledged			1,733		631							79		1,126		1,477		719			112		1,248		2,417		176				712		727					594		1,035
Amount drawn from the facility																					101
Number of debt tranches					2
Interest rate added to LIBOR (in hundredths)			3.25%				1.70%	3.50%						2.50%		2.25%		2.90%			3.25%				2.00%				0.90%	1.20%			2.50%					1.25%		1.40%													3.25%	3.25%	6.50%
Maturity period of debt			5 years									6 years		5 years		5 years		5 years			5 years		7 years		6 years		6 years				5 years		5 years					5 years		5 years													2 years	2 years	5 years			5 years		8 years	8 years		8 years	8 years			12 years	12 years				5 years
Maturity date of debt																																																							October 2015			September 2017	October 2017
Payment due at maturity of debt			662		183							60		350		567		484			223		498		1,000		79				275		200																																							484
Payment due for the first three installments																																																																								18.8
Subsequent quarterly installments																																																																								22
Debt repayment									(312)
Debt repurchased																																																								8.0																				391.5
Number of tender rigs in an acquisition																		7			2
Number of lender												2
Fixed interest rate (in hundredths)												3.03%																																														5.625%	3.375%	4.56%	4.56%		4.15%	4.15%			4.15%	4.15%
Number of jack up drilling rigs in an acquisition														7							2
Number of ultra deepwater semi submersible drilling rig																1
Number of ultra deepwater drillship (West Gemini)																1
Number of tender rig (West Vencedor)																1
Number of ultra deepwater semi submersible rigs in an acquisition																							2
Number of drilling rigs in an acquisition																									6
Number of semi submersible rigs in a sale and leaseback agreement																																								2
Number of banking days																																																											10
Conversion price (in dollars per share)																																																											$ 38.92
Percentage of common shares premium (in hundredths)																																																											30.00%
Reduced conversion price (in dollars per share)																																																											$ 31.14
Convertible bonds allocated to bond equity																																																											121
Convertible bonds allocated to bond liability																																																											529
Market price to nominal value (in hundredths)																																																											135.00%
Number of equity instruments issuable (in shares)																																																											20,875,888
Equity ratio (in hundredths)																																												30.00%															30.00%											30.00%
Equity ratio, Adjusted equity to total liabilities, Minimum (in hundredths)																																												40.00%
Number of commercial interest reference rate (CIRR) credit facilities																																																		3	3
Debt covenant, cash and cash equivalents																																																																						155
Debt covenant, EBITDA to interest expense ratio																																																																						2.5:1
Debt covenant, current assets to current liabilities ratio																																																																						1:1
Debt covenant, percentage of shares in listed companies owned																																																																						20.00%
Debt covenant, net debt to EBITDA																																																																						4.5:1
Long-term Debt, Fiscal Year Maturity [Abstract]
2013	2,066
2014	1,738
2015	1,904
2016	1,017
2017 and thereafter	4,125
Effect of amortization of convertible bond	(89)
Total debt	$ 10,761	$ 9,993	$ 882	$ 1,059	$ 227	$ 272				$ 0	$ 337	$ 69	$ 74	$ 560	$ 630	$ 867	$ 1,000	$ 731		$ 0	$ 101	$ 0	$ 1,019	$ 985	$ 1,750	$ 1,917	$ 83	$ 92			$ 495	$ 550	$ 360	$ 400		$ 7,144	$ 7,316	$ 397	$ 470	$ 822	$ 939	$ 1,219	$ 1,409	$ 1,567	$ 425	$ 561	$ 545	$ 2,128	$ 970	$ 270	1,499	$ 298			$ 342		$ 350			$ 72	400	$ 83	$ 77		$ 89	425	$ 121	674	$ 126					0	75